THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

December 31, 2022

(Unaudited)

	Initial Investment Date (1)	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies

Cayman Islands
Energy (2.34% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		$12,387,341	$3,575,541
Sentient Global Resources Fund IV, L.P. (2)	June, 2011		9,916,684	2,953,790
Private Equity (17.39% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		-	42,681
CX Partners Fund Ltd. (2)(3)	April, 2009		10,512,844	289,000
Gavea Investment Fund II A, L.P.	May, 2007		-	42,350
Gavea Investment Fund III A, L.P.	September, 2008		-	191,507
India Asset Recovery Fund L.P.	October, 2006		-	1,765
J.C. Flowers III L.P.	October, 2009		6,985,611	1,086,381
LC Fund IV, L.P.	May, 2008		7,493,581	347,374
New Horizon Capital III, L.P. (2)	March, 2009		3,526,056	-
Northstar Equity Partners III (2)	June, 2011		3,011,449	1,862,550
Orchid Asia IV, L.P. (2)	November, 2007		4,834,761	1,328,608
Reservoir Capital Partners (Cayman), L.P. (2)	June, 2009		1,602,522	3,379,981
Tiger Global Private Investment Partners V, L.P.	January, 2008		6,176,631	5,855,418
Tiger Global Private Investment Partners VI, L.P.	November, 2010		-	2,712,772
Trustbridge Partners II, L.P. (2)	December, 2007		4,990,945	3,684,509
Trustbridge Partners III, L.P. (3)	April, 2009		17,692,549	11,494,102
Trustbridge Partners IV, L.P.(2)	September, 2011		-	16,141,786
Real Estate (1.29% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		4,466,262	339,378
Phoenix Asia Real Estate Investments II, L.P. (3)	September, 2007		3,650,617	3,262,165

Total Cayman Islands			97,247,853	58,591,658

Guernsey
Private Equity (0.00% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		3,749,029	7,433

Total Guernsey			3,749,029	7,433

United Kingdom
Private Equity (0.04% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		6,816,923	118,621
Real Estate (0.08% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		1,975,313	26,083
Patron Capital, L.P. II	February, 2005		674,772	10,033
Patron Capital, L.P. III	July, 2007		3,254,500	187,692

Total United Kingdom			12,721,508	342,429

United States
Energy (17.37% of Partners’ Capital)
EnCap Energy Capital Fund VII-B LP (2)	October, 2007		7,469,808	-
EnCap Energy Infrastructure TE Feeder, L.P. (2)(3)	October, 2009		5,535,027	373,859
Energy & Minerals Group Fund II, L.P. (2)	November, 2011		11,275,863	13,486,560
Intervale Capital Fund, L.P.	May, 2008		2,305,488	177,383
Merit Energy Partners G, L.P. (2)	September, 2009		15,973,266	7,809,283
Midstream & Resources Follow-On Fund, L.P. (2)(3)	March, 2010		3,459,071	3,145,216
NGP Energy Technology Partners II, L.P. (2)	July, 2009		4,017,505	1,832,474
NGP IX Offshore Fund, L.P.	March, 2008		4,181,522	193,482
NGP Midstream & Resources, L.P.	October, 2007		5,412,496	644,419
Quantum Parallel Partners V, LP (3)	October, 2008		20,217,115	20,621,465

TPF II-A, L.P. (3)	October, 2008		6,612,057	102,507
Event-Driven (1.91% of Partners’ Capital)
BDCM Partners I, L.P. (3)(6)	January, 2011		7,437,015	5,312,593

Fortelus Special Situations Fund Ltd. (6)	May, 2010		-	9,944
Private Equity (48.83% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		1,095,662	572,271
Advent Latin American Private Equity Fund V-F L.P.	May, 2010		7,188,081	5,878,990
BDCM Opportunity Fund II, L.P. (2)	March, 2006		2,732,651	589,988
Catterton Growth Partners, L.P.	March, 2008		10,514,354	3,243,200
Chrysalis Ventures III, L.P.	December, 2006		1,136,664	522,111
Crosslink Crossover Fund V, L.P.	May, 2007		1,723,592	547,133
Crosslink Crossover Fund VI, L.P.	March, 2007		-	17,941,158
Dace Ventures I, LP (3)	June, 2007		1,894,196	813,594
Fairhaven Capital Partners, L.P.	March, 2008		8,481,555	1,899,724
Founders Fund III, LP	May, 2010		-	24,165,620
Founders Fund IV, LP	January, 2012		-	32,361,525
Garrison Opportunity Fund LLC (3)	February, 2010		-	56,282
Garrison Opportunity Fund II A LLC	March, 2011		-	58,786
HealthCor Partners Fund, L.P. (3)	August, 2007		1,583,797	2,608,164
MatlinPatterson Global Opportunities Partners III L.P.	July, 2007		4,715,825	29,561
Middle East North Africa Opportunities Fund, L.P. (6)	July, 2008	3,969	3,969,272	21,806
Monomoy Capital Partners II, L.P.	May, 2011		5,137,020	3,438,749
Pine Brook Capital Partners, L.P. (2)	January, 2008		9,532,892	1,435,872
Pinto America Growth Fund, L.P.	July, 2006		-	104,377
Private Equity Investment Fund IV, L.P. (3)	July, 2005		3,221,616	390,293
Private Equity Investment Fund V, L.P. (3)	April, 2009		32,635,067	17,486,119
Saints Capital VI, L.P. (3)	April, 2008		9,042,256	2,257,009
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		1,146,840	491,573
Sanderling Venture Partners VI, L.P.	June, 2005		517,676	380,019
Sterling Capital Partners II, L.P. (2)	August, 2005		1,039,496	60,093
Sterling Group Partners III, L.P. (2)	April, 2010		3,242,169	8
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		157,773	792,694
Tenaya Capital V, LP (2)	November, 2007		286,205	465,935
Tenaya Capital VI, LP	July, 2012		4,516,706	5,527,807
The Column Group, LP	September, 2007		-	7,976,959
Trivest Fund IV, L.P.(3)	November, 2007		66,650	39,316
Tuckerbrook SB Global Distressed Fund I, L.P. (3)	July, 2007		434,042	1,612,002
Valiant Capital Partners LP (6)	July, 2009		2,690,540	1,862,474
Voyager Capital Fund III, L.P.	May, 2007		1,532,853	410,799
Real Estate (7.37% of Partners’ Capital)
GTIS Brazil Real Estate Fund (Brazilian Real) LP (3)	July, 2008		6,635,634	3,464,074
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		-	21,871
Monsoon Infrastructure & Realty Co-Invest, L.P. (3)	February, 2008		9,542,106	6,555,898
Northwood Real Estate Co-Investors LP (2)	April, 2008		1,818,939	2,573,154
Northwood Real Estate Partners LP (2)	April, 2008		6,302,730	7,554,022
SBC US Fund II, LP (3)	June, 2011		4,302,697	325,600
Relative Value (0.18% of Partners’ Capital)
King Street Capital, L.P. (2)(6)	November, 2009		14,723	198,060
Magnetar Capital Fund LP (3)(6)	February, 2009		-	246,893
PIPE Equity Partners, LLC (4)(5)(6)	August, 2008		17,723,154	-
PIPE Select Fund, LLC (4)(5)(6)	September, 2008		15,623,045	-
Stark Select Asset Fund, LLC (6)	July, 2010		-	60,794

Total United States			276,094,711	210,751,562

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			389,813,101	269,693,082	96.80%

Total Investments in Investment Funds(7)			389,813,101	269,693,082	96.80%

Total Investments			$389,813,101	$269,693,082	96.80%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2022 were $39,674,369. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	All Investment Funds were received in an in-kind transfer of a portfolio of Investment Funds on March 31, 2014.

(2)	Income producing investment.

(3)	Affiliated investments for which ownership exceeds 5% of the Investment Fund's capital.

(4)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s capital.

(5)	Investment was valued in good faith pursuant to procedures approved by the Board of Directors as of December 31, 2022. The total of all such investments represents 0.00% of partners’ capital.

(6)	Investment Funds classified as "Hedge Funds" in the Master Fund's limited partnership agreement. The cost and fair value of these Investment Funds as of December 31, 2022 was $47,457,749 and $7,712,564, respectively.

(7)	Restricted investments as to resale.